Intangible assets, royalties and goodwill (Q1) (Details)						1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jan. 13, 2020 USD ($) Installment $ / shares shares	May 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2019 USD ($)
Intangible Assets and Royalties [Abstract]
Common stock, shares issued (in shares) | shares								48,939,708	47,977,390	11,661,485
Amortization expense of intangible assets								$ 0	$ 100,000	$ 0
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives								10 years	10 years
Gross Carrying Amount								$ 14,690,000	$ 14,690,000	0
Accumulated Amortization								(431,000)	(49,000)
Total intangible assets, net								$ 14,259,000	$ 14,641,000	0	$ 0
Forecast [Member]
Intangible Assets and Royalties [Abstract]
Termination fee installment payable	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Licensing Agreements [Member]
Intangible Assets and Royalties [Abstract]
Payment of upfront fees in equity						$ 1,000,000	$ 1,000,000
Termination fee paid					$ 100,000
Common stock, shares issued (in shares) | shares					72,720
Termination fee payable					$ 100,000
Number of equal installment payments | Installment					4
Notes issued					$ 600,000
Common stock purchase warrant issued					150,000
Total cost of contract termination					$ 1,100,000
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives									0 years
Gross Carrying Amount									$ 0	0
Accumulated Amortization									0
Total intangible assets, net									$ 0
Licensing Agreements [Member] | Forecast [Member]
Intangible Assets and Royalties [Abstract]
Termination fee installment payable	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Licensing Agreements [Member] | ABG Warrants [Member]
Intangible Assets and Royalties [Abstract]
Warrants, exercisable period								24 months
Warrants, exercise price (in dollars per share) | $ / shares					$ 5.00
Licensing Agreements [Member] | ABG Warrants [Member] | Maximum [Member]
Intangible Assets and Royalties [Abstract]
Warrants, fair value					$ 100,000
Licensing Agreements [Member] | ABG Notes [Member]
Intangible Assets and Royalties [Abstract]
Long-term debt, interest rate					10.00%
Maturity date								Jun. 30, 2023
Debt instruments, fair value					$ 600,000
Customer Relationships [Member]
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives								7 years	7 years
Gross Carrying Amount								$ 7,500,000	$ 7,500,000	0
Accumulated Amortization								(306,000)	(35,000)
Total intangible assets, net								$ 7,194,000	$ 7,465,000
Customer Relationships [Member] | Halo Acquisition [Member]
Intangible Assets and Royalties [Abstract]
Estimated useful lives of intangible assets								7 years	7 years
Trade Names [Member]
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives								15 years	15 years
Gross Carrying Amount								$ 7,190,000	$ 7,190,000	$ 0
Accumulated Amortization								(125,000)	(14,000)
Total intangible assets, net								$ 7,065,000	$ 7,176,000
Trade Names [Member] | Halo Acquisition [Member]
Intangible Assets and Royalties [Abstract]
Estimated useful lives of intangible assets								15 years	15 years